Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements

18. Fair Value Measurements

The Company measures certain of its assets and liabilities on a fair value basis using various valuation techniques and assumptions, depending on the nature of the asset or liability. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, fair value is used either annually or on a non-recurring basis to evaluate certain assets and liabilities for impairment or for disclosure purposes.

The Company applies the following fair value hierarchy.

Level 1 - Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable.

Level 3 - Instruments whose inputs are unobservable.

The following table sets forth the Company’s assets and liabilities at December 31, 2012 and 2011 that are accounted for at fair value.

	Level 1	Level 2	Level 3	Total
		(Dollars in thousands)
December 31, 2012:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$257,345	$104,172	$361,517
U.S. Government agency residential mortgage-backed securities	—	118,284	—	118,284
Corporate bonds	—	776	—	776

Total investment securities AFS	—	376,405	104,172	480,577
Impaired non-covered loans and leases	—	—	6,664	6,664
Impaired covered loans	—	—	38,463	38,463
Foreclosed assets not covered by
FDIC loss share agreements	—	—	13,924	13,924
Foreclosed assets covered by
FDIC loss share agreements	—	—	52,951	52,951

Total assets at fair value	$—	$376,405	$216,174	$592,579

December 31, 2011:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$348,855	$24,192	$373,047
U.S. Government agency residential mortgage-backed securities	—	48,035	—	48,035

Total investment securities AFS	—	396,890	24,192	421,082
Impaired non-covered loans and leases	—	—	10,519	10,519
Impaired covered loans	—	—	1,854	1,854
Foreclosed assets not covered by
FDIC loss share agreements	—	—	31,762	31,762
Foreclosed assets covered by
FDIC loss share agreements	—	—	72,907	72,907

Total assets at fair value	$—	$396,890	$141,234	$538,124

(1)	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB- Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

The following table presents information related to Level 3 non-recurring fair value measurements, at December 31, 2012.

Description	Fair Values at December 31, 2012	Technique	Unobservable Inputs
		(Dollars in thousands)
Impaired non-covered loans and leases	$6,664	Third party appraisal or discounted cash flows	1. Management discount based on underlying collateral characteristics and market conditions 2. Life of loan

Impaired covered loans	$38,463	Third party appraisal and/or discounted cash flows	1. Life of loan

Foreclosed assets not covered by FDIC loss share agreements	$13,924	Third party appraisals, broker price opinions and/or discounted cash flows	1. Management discount based on collateral share agreements and market conditions 2. Discount rate 3. Holding period

Foreclosed assets covered by FDIC loss share agreements	$52,951	Third party appraisals and/or discounted cash flows	1. Discount rate 2. Holding period

The assets and liabilities acquired from Genala that are Level 3 fair value measurements consist primarily of loans and deposits. Subsequent to the Genala acquisition and to the extent that the purchased non-impaired loans do not become impaired, these loans and deposits will no longer be carried at fair value but rather, for loans, will be adjusted for any subsequent advances, pay downs, amortization or accretion of any premium or discount on purchase, charge-offs, or other adjustments to carrying value and, for deposits, will be adjusted for subsequent maturities and new account originations.

The following methods and assumptions are used to estimate the fair value of the Company’s assets and liabilities that are accounted for at fair value.

Investment securities — The Company utilizes independent third parties as its principal sources for determining fair value of investment securities which are measured on a recurring basis. As a result, the Company receives estimates of fair values from at least two independent pricing sources for the majority of its individual securities within its investment portfolio. For investment securities traded in an active market, the fair values are obtained from independent pricing services and are based on quoted market prices if available. If quoted market prices are not available, fair values are based on market prices for comparable securities, broker quotes or comprehensive interest rate tables, pricing matrices or a combination thereof. For investment securities traded in a market that is not active, fair value is determined using unobservable inputs. Additionally, the valuation of investment securities acquired in FDIC-assisted or traditional acquisitions may include certain unobservable inputs. All fair value estimates received by the Company from its investment securities are reviewed and approved on a quarterly basis by the Company’s Investment Portfolio Manager and its Chief Financial Officer.

The Company acquired approximately $87.6 million in investment securities with the Genala acquisition, which were comprised of U.S. Government agency residential mortgage-backed securities and obligations of state and political subdivisions. In determining the fair value of the acquired investment securities, the Company initially used two independent third parties as pricing sources. The Company then reviewed specific characteristics of each investment security and made additional fair value adjustments to certain securities. The additional fair value adjustments related to various discount factors applied for the impact of uncertain market conditions in liquidating the securities not typically held in the Company’s investment portfolio and for the securities with optional call dates that have elapsed or have a relatively short time until they elapse. These discount factors ranged from 50 basis points to 318 basis points. There were also certain investment securities the Company deemed as impaired. Accordingly, $81.1 million of the investment securities acquired in the Genala transaction were deemed to be Level 3 and $6.5 million were deemed to be Level 2 in the fair value hierarchy at December 31, 2012.

The Company has determined that certain of its investment securities had a limited to non-existent trading market at December 31, 2012 and 2011. As a result, the Company considers these investments as Level 3 in the fair value hierarchy. Specifically the fair values of certain obligations of state and political subdivisions consisting of certain unrated private placement bonds (the “private placement bonds”) in the amount of $23.1 million and $24.2 million at December 31, 2012 and 2011, respectively, were calculated using Level 3 hierarchy inputs and assumptions as the trading market for such securities was determined to be “not active”. This determination was based on the limited number of trades or, in certain cases, the existence of no reported trades for the private placement bonds. The private placement bonds are generally prepayable at par value at the option of the issuer. As a result, management believes the private placement bonds should be valued at the lower of (i) the matrix pricing provided by the Company’s third party pricing services for comparable unrated municipal securities or (ii) par value. At December 31, 2012 and 2011, the third party pricing matrices valued the Company’s total portfolio of private placement bonds at $23.8 million and $24.5 million, respectively, which exceeded the lower of the matrix pricing or par value of the private placement bonds by $0.7 million and $0.3 million at December 31, 2012 and 2011, respectively. Accordingly, at December 31, 2012 and 2011 the Company reported the private placement bonds at $23.1 million and $24.2 million, respectively.

Impaired non-covered loans and leases — For non-covered loans and leases that are deemed impaired, fair values are measured on a non-recurring basis and are based on the underlying collateral value of the impaired loan or lease, net of holding and selling costs, or the estimated discounted cash flows for such loan or lease. The Company has reduced the carrying value of its impaired loans and leases (all of which are included in nonaccrual loans and leases) by $7.1 million and $9.9 million, respectively, to the estimated fair value of $6.7 million and $10.5 million, respectively, for such loans and leases at December 31, 2012 and 2011. These adjustments to reduce the carrying value of impaired loans and leases to estimated fair value during 2012 and 2011 consisted of $5.6 million and $8.1 million, respectively, of partial charge-offs and $1.5 million and $1.8 million, respectively, of specific loan and lease loss allocations.

Impaired covered loans — The fair values of impaired covered loans are measured on a non-recurring basis. As of December 31, 2012 and 2011, the Company had identified purchased loans covered by FDIC loss share agreements acquired in its FDIC-assisted acquisitions where the expected performance of such loans had deteriorated from management’s performance expectations established in conjunction with the determination of the Day 1 Fair Values. As a result the Company recorded partial charge-offs, net of adjustments to the FDIC loss share receivable and the FDIC clawback payable, totaling $6.2 million for 2012 and $0.3 million for 2011 for such loans. The Company also recorded $6.2 million for 2012 and $0.3 million for 2011 of provision for loan and lease losses to cover such charge-offs. In addition to those net charge-offs, the Company also transferred certain of these covered loans to covered foreclosed assets. As a result of these actions, the Company had $38.5 million and $1.9 million of impaired covered loans at December 31, 2012 and 2011, respectively.

Foreclosed assets not covered by FDIC loss share agreements — Repossessed personal properties and real estate acquired through or in lieu of foreclosure are measured on a non-recurring basis and are initially recorded at the lesser of current principal investment or fair value less estimated cost to sell at the date of repossession or foreclosure. Valuations of these assets are periodically reviewed by management with the carrying value of such assets adjusted to the then estimated fair value net of estimated selling costs, if lower, until disposition. Fair values of foreclosed and repossessed assets held for sale are generally based on third party appraisals, broker price opinions or other valuations of the property, resulting in a Level 3 classification.

Foreclosed assets covered by FDIC loss share agreements — Foreclosed assets covered by FDIC loss share agreements, or covered foreclosed assets, are recorded at estimated fair value on the date of acquisition. In estimating the fair value of covered foreclosed assets, management considers a number of factors including, among others, appraised value, estimated selling prices, estimated selling costs, estimating holding periods and net present value of cash flows expected to be received. A discount rate ranging from 8.0% to 9.5% per annum was used to determine the net present value of covered foreclosed assets. Valuations of these assets are measured on a non-recurring basis and are periodically reviewed by management with the carrying value of such assets adjusted to the then estimated fair value net of estimated selling costs, if lower, until disposition.

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value.

Investment Securities AFS
(Dollars in thousands)
Balances - January 1, 2011	$20,036
Total realized gains/(losses) included in earnings	(44)
Total unrealized gains/(losses) included in other comprehensive income	82
Purchases	4,500
Paydowns	(1,112)
Transfers in and/or out of Level 3	730

Balances – December 31, 2011	$24,192
Total realized gains/(losses) included in earnings	—
Total unrealized gains/(losses) included in other comprehensive income	359
Paydowns	(1,150)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3	—

Balances - December 31, 2012	$104,172

During 2012 and 2011, there were no transfers of assets or liabilities measured at fair value between Level 1 and Level 2 fair value hierarchy.